Share-based payment arrangements	12 Months Ended
Dec. 31, 2023
Share-based payment arrangements
Share-based payment arrangements
—
Note 18
Share-based payment arrangements
The Company has granted share-based

instruments to its employees

under
three

principal share
‑
based
payment plans, as more fully described

in the respective sections

below. Compensation cost for
equity
‑
settled awards is recorded in

Total

cost of sales and in

Selling, general and administrative

expenses
and totaled $ 103

million, $
42

million and $
59

million in 2023, 2022 and 2021,

respectively, while
compensation cost for cash
‑
settled awards, recorded in

Selling, general and administrative

expenses, was
not significant, as mentioned in

the WARs, LTIP and Other share
‑
based payments sections of

this note. The
total tax benefit recognized in 2023,

2022 and 2021 was not significant.
At December 31, 2023, the Company

had the ability to issue

up to
94

million new shares out of contingent
capital in connection with share ‑
based payment arrangements.

In addition,
23

million of the
40

million shares
held by the Company as treasury stock

at December 31, 2023, could

be used to settle share
‑
based payment
arrangements.
As the primary trading market for

the shares of ABB Ltd is the SIX

Swiss Exchange (on which

the shares are
traded in Swiss francs) and substantially

all the share
‑
based payment arrangements with employees

are
based on the Swiss franc share or

have strike prices set in Swiss

francs, certain data disclosed

below related
to the instruments granted under share
‑
based payment arrangements

are presented in Swiss francs.
Management Incentive Plan
Up to 2019, the Company offered, under

the MIP,

options and cash
‑
settled warrant appreciation

rights
(WARs) to key employees for no

consideration. The options

and WARs expire
six years

from the date of
grant. Participants may exercise

or sell options and exercise

WARs after the vesting period, which is
three
years

from the date of grant. Starting in

2020, the employee group

previously eligible to receive grants

under
the MIP were granted shares under

the LTIP (see LTIP section below) and consequently no grants were made in 2023, 2022 and 2021

under the MIP.
The options granted under the

MIP allow participants to purchase

shares of ABB Ltd at predetermined

prices.
Participants may sell the options rather

than exercise the right to purchase

shares. Equivalent warrants

are
listed by a third
‑
party bank on the SIX Swiss

Exchange, which facilitates pricing

and transferability of options
granted under this plan. The options entitle

the holder to request that the

third
‑
party bank purchase such
options at the market price of equivalent

listed warrants related to

that MIP launch. If the participant

elects to
sell the options, the options will

thereafter be held by a third party

and, consequently, the Company’s
obligation to deliver shares

will be toward this third party.
Each WAR gives the participant the right to receive,

in cash, the market price

of an equivalent listed warrant
on the date of exercise of the

WAR.

Options
The fair value of each option was estimated

on the date of grant using a lattice

model. As mentioned
previously, no

options were granted in 2023, 2022

and 2021. In 2023,
25

million options were exercised,
representing 5

million shares, with the shares delivered

out of treasury stock. Cash received

upon exercise
amounted to approximately $ 100

million. In 2023, 2022 and

2021, the aggregate intrinsic value

(on the date
of exercise) of options exercised was

approximately $
64

million, $
143

million and $
313

million, respectively.
At December 31, 2023,

all options granted under the

MIP were vested and exercisable.

The aggregate
intrinsic value at December 31, 2023,

of options outstanding

was approximately $
297

million.
Presented below is a summary, by launch, related to options

outstanding at December 31, 2023:
(1)
Information presented reflects the exercise price per share of ABB Ltd.
(2)
Information

presented reflects

the number

of shares

of ABB Ltd

that can

be received

upon exercise.
WARs
As each WAR gives the holder the right to receive

cash equal to the market price

of the equivalent listed
warrant on date of exercise, the Company

records a liability based

upon the fair value of outstanding

WARs
at each period end. In Selling,

general and administrative

expenses, the Company records

the changes in fair
value of the outstanding WARs. To hedge its exposure to fluctuations in the fair value of outstanding

WARs,
the Company had purchased cash-settled

call options, which

entitle the Company to receive amounts
equivalent to its obligations under

the outstanding WARs. The cash-settled call options

are recorded as
derivatives measured at fair value,

with subsequent changes

in fair value recorded in Selling,

general and
administrative expenses. The total impact

in Selling, general and

administrative expenses in 2023, 2022

and
2021 was not significant.
At December 31, 2023, the number

of WARs

outstanding and their aggregate

fair value was not significant.
The aggregate fair value of outstanding

WARs was $
15

million at December 31, 2022.

The fair value of
WARs was determined based upon the trading

price of equivalent

warrants listed on the SIX Swiss
Exchange.
As mentioned previously, no

WARs were granted in 2023, 2022 and 2021.

In 2023 and 2021, share-based
liabilities of $ 15

million and $
25

million were paid upon exercise

of WARs by participants. The amount in
2022 was not significant.
Weighted-
average
Number of Number of remaining
options shares contractual
Exercise price (in Swiss francs)
(1)
(in millions) (in millions)
(2)
term (in years)
22.05 61.3 12.3 0.7
17.63 15.7 3.1 1.7
Total number of options and shares 77.0 15.4 0.9
Employee Share Acquisition Plan
The employee share acquisition

plan (ESAP) is an employee

stock
‑
option plan with a savings

feature.
Employees save over a twelve‑month

period, by way of regular

payroll deductions. At the end of

the savings
period, employees choose whether

to exercise their stock options using

their savings plus interest, if any, to
buy ABB Ltd shares at the exercise

price set at the grant date, or

have their savings returned

with any
interest. The savings are accumulated

in bank accounts held by a third
‑
party trustee on behalf of

the
participants and earn interest, where

applicable. Employees can withdraw

from the ESAP at any time during
the savings period and will

be entitled to a refund of their accumulated

savings.
The fair value of each option is estimated

on the date of grant using

the same option valuation model

as
described under the MIP, using the assumptions noted in the table below. The expected term of the option
granted has been determined

to be the contractual
one‑year

life of each option, at the end of

which the
options vest and the participants are

required to decide whether

to exercise their options or have

their
savings returned with interest.

The risk
‑
free rate is based on one‑year

Swiss franc interest rates, reflecting
the one‑year

contractual life of the options. In

estimating forfeitures, the Company

has used the data from
previous ESAP launches.
Presented below is a summary of

activity under the ESAP:
(1)
Includes shares represented by ADS.
(2)
Information

presented for

ADS is based

on equivalent

Swiss franc

denominated

awards.
(3)
Computed using the closing price, in Swiss francs, of

ABB Ltd shares on the SIX Swiss Exchange

and the exercise price of each option in
Swiss francs.
(4)
The cash received in 2023 from exercises was approximately $ 40 million. The shares were delivered out of treasury stock.
The exercise price per ABB Ltd share

of
30.49

Swiss francs for the 2023

grant was determined using

the
closing price of the ABB Ltd share on

the SIX Swiss Exchange

on the grant date. The exercise prices

per
ABB Ltd share and per ADS of 27.99

Swiss francs and $
28.09 , respectively, for the 2022 grant, and
30.32

Swiss francs and $
33.35
, respectively, for the 2021 grant were determined using

the closing price of
the ABB Ltd share on the SIX Swiss

Exchange and ADS on the New

York Stock Exchange on the respective
grant dates. In connection with

the spin-off of the Turbocharging Division

in October 2022, the strike prices of
the ESAP options outstanding

at the time of spin-off were reduced, as per

the terms and conditions of the
original grant, to neutralize the effect

of the spin-off on the Company’s share

price, resulting in an equivalent
fair value before and after the spin-off. Consequently, the

exercise prices per ABB Ltd share

and per ADS for
the 2021 grant, were adjusted

to
29.16

Swiss francs and $
32.10 , respectively.
At December 31, 2023, the total unrecognized

compensation cost related to non
‑ vested options granted
under the ESAP was not significant.

The weighted
‑
average grant
‑
date fair value (per option) of options
granted during 2023, 2022

and 2021 was
2.28

Swiss francs,
2.47

Swiss francs and
1.96

Swiss francs,
respectively. The total intrinsic value (on the date of exercise)

of options exercised in 2023,

2022 and 2021
was not significant.
2023 2022 2021
Expected volatility

21% 25% 20%
Dividend yield

2.8% 3.0% 2.9%
Expected term

1 year 1 year 1 year
Risk-free interest rate

1.6% 1.1% -0.6%
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of price contractual (in millions
shares (in Swiss term of Swiss
(in millions)
(1)
francs)
(2)
(in years) francs)
(2)(3)
Outstanding at January

1, 2023
1.8 27.99
Granted 1.8 30.49
Forfeited (0.1) 28.04
Exercised (4) (1.3) 27.99
Not exercised (savings

returned plus interest)
(0.4) 27.99
Outstanding at December

31, 2023
1.8 30.49 0.8 12
Vested and expected to vest at

December 31, 2023
1.7 30.49 0.8 12
Exercisable at December

31, 2023
— — — —
Long-Term Incentive Plan
The long
‑
term incentive plan (LTIP) involves annual grants of

the Company’s stock subject to certain
conditions (Performance Shares)

to members of the Company’s Executive

Committee and selected other
senior executives, as defined in

the terms of the LTIP.

The ultimate amount delivered

under the LTIP’s
Performance Shares grant is based on

achieving certain results against

targets,

as set out below, over a
three-year

period from grant and the

final amount is delivered to the participants

at the end of this period. In
addition, for certain awards to vest,

the participant has to fulfill a
three-year

service condition as defined

in the
terms and conditions of the LTIP.
The Performance Shares under the 2023

and 2022 LTIP launches include a component

based on the
Company’s earnings per share performance

(weighted
50

percent), a component based on

the Company’s
relative total shareholder return (weighted 30

percent) and a sustainability

component based on the
Company’s CO
2

equivalent emissions reductions

(weighted
20

percent). The Performance Shares

under the
2021 LTIP launch comprise of a component based on

the Company’s earnings per

share performance and a
component based on the Company’s relative

total shareholder

return, both with equal weighting.
For the relative total shareholder

return component of the

Performance Shares, the actual

number of shares
that will be delivered at a future date

is based on the Company’s

total shareholder return performance

relative
to a peer group of companies over

a
three-year

period starting with the year of

grant. The actual number of
shares that will ultimately be delivered

will vary depending on

the relative total shareholder

return outcome
achieved between a lower

threshold (no shares delivered)

and an upper threshold (the number

of shares
delivered is capped at 200

percent of the conditional grant).

For the earnings per share performance

component of the Performance

Shares, the actual number of shares
that will be delivered at a future date

is based on the Company’s

average earnings per share over
three
financial years, beginning

with the year of launch.

The actual number of shares

that will ultimately be
delivered will vary depending

on the earnings per share outcome as

computed under each LTIP launch,
interpolated between a lower

threshold (no shares delivered)

and an upper threshold (the number

of shares
delivered is capped at 200

percent of the conditional grant).
For the sustainability component

of the Performance Shares,

the actual number of shares

that will be
delivered at a future date is based

on the Company’s scope 1 and

2 CO
2

equivalent emissions reduction

over
three

financial years, beginning

with the year of launch, compared to 2019

baseline emissions. The actual
number of shares that will ultimately

be delivered will vary depending

on the sustainability outcome as
computed under the LTIP launch, interpolated between

a lower threshold (no shares delivered)

and an upper
threshold (the number of shares delivered

is capped at
200

percent of the conditional grant).
Starting in 2020, key employees

which were previously eligible

to participate in the MIP and which were

not
included in the employee

group granted the Performance

Shares described above, were granted

Restricted
Shares of the Company under the LTIP. The Restricted Shares do not have performance conditions and vest
over a three-year

period from the grant date.
Under the 2023, 2022 and 2021

LTIP launches, participants generally do not have the ability to receive any of
the award in cash, subject to legal

restrictions in certain jurisdictions.
Presented below is a summary of

activity under the Performance Shares

of the LTIP:
The aggregate fair value, at the dates

of grant, of Performance

Shares granted in 2023, 2022 and

2021 was
$ 24

million, $
26

million and $
37

million, respectively. The total grant-date fair value of shares that vested
during 2023 was $ 17

million while in 2022 and 2021 it was not

significant. The weighted-average

grant-date
fair value (per share) of shares granted

during 2023, 2022 and

2021 was
29.18

Swiss francs,
33.33

Swiss
francs and 38.92

Swiss francs, respectively. The total fair value

of Performance Shares delivered

in 2023
(including shares vested in prior

years and delivered in the year) was

approximately $
80

million while in 2022
and 2021 it was not significant.
Presented below is a summary of

activity under the Restricted Shares

of the LTIP:
The aggregate fair value, at the dates

of grant, of Restricted

Shares granted in 2023, 2022 and

2021 was
$ 30

million, $
27

million and $
26

million, respectively. The total grant-date fair value of shares that vested
during 2023 was $ 20

million while in 2022 and 2021 it was not

significant. The weighted-average

grant-date
fair value (per share) of shares granted

during 2023, 2022 and

2021 was
31.38

Swiss francs,
30.52

Swiss
francs and 26.39

Swiss francs, respectively. The total fair value

of Restricted Shares delivered

in 2023 was
approximately $ 35

million while in 2022 and

2021 it was not significant.
Equity-settled awards are recorded in

the Additional paid-in capital

component of Stockholders’ equity, with
compensation cost recorded in Selling,

general and administrative

expenses over the vesting period

(which is
from grant date to the end of the vesting

period) based on the grant-date

fair value of the shares.
Cash-settled awards are recorded as a

liability, remeasured at fair value at each reporting date

for the
percentage vested, with changes

in the liability recorded in Selling,

general and administrative

expenses.
At December 31, 2023, total unrecognized

compensation cost related to equity-settled

awards under the LTIP
was $ 79

million and is expected to be recognized

over a weighted-average

period of
1.9

years. The
compensation cost recorded in 2023,

2022 and 2021 for cash-settled

awards was not significant.
For the relative total shareholder

return component of the

LTIP launches, the fair value of granted shares at
grant date, for equity-settled awards,

and at each reporting

date, for cash-settled awards, is

determined using
a Monte Carlo simulation model.

The main inputs to this model are

the Company’s share price and

dividend
yield, the volatility of the Company’s and

the peer group’s share price as well as the

correlation between the
peer companies. For the earnings

per share component of the LTIP launches, the fair value

of granted
shares is based on the market price of

the ABB Ltd share at grant date for

equity-settled awards and at each
reporting date for cash-settled awards,

as well as the probable

outcome of the earnings per share
achievement, as computed using

a Monte Carlo simulation

model. The main inputs to this model

are the
Company’s and external financial

analysts’ revenue growth rates and

Operational EBITA margin
expectations. For the sustainability

component of the LTIP launches, the fair value of granted

shares is based
on the market price of the ABB Ltd

share at grant date for equity-settled

awards and at each reporting

date
for cash-settled awards, as well

as the probable outcome of

the sustainability component achievement,

as
determined by internal modelling

based on the Company’s CO
2

equivalent emissions.
Other share-based payments
The Company has other minor share-based

payment arrangements with certain

employees. The
compensation cost related to these arrangements

in 2023, 2022 and 2021 was

not significant.
Weighted-average
Number of grant-date
Performance Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January

1, 2023
1.9 27.01
Granted 0.8 29.18
Vested (0.9) 16.55
Forfeited (0.1) 31.89
Nonvested at December

31, 2023
1.7 33.60
Weighted-average
Number of grant-date
Restricted Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January

1, 2023
2.6 23.65
Granted 0.9 31.38
Vested (1.1) 16.99
Forfeited (0.1) 28.71
Nonvested at December

31, 2023
2.3 29.51